As filed with the Securities and Exchange Commission on October 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation Schedule of Investments (Unaudited) August 31, 2005
Master Limited Partnerships - 74.33% +	Shares	Value

Crude/Refined Products Pipelines - 45.05% +
Buckeye Partners, L.P.	129,091	$ 6,099,550
Enbridge Energy Partners, L.P.	154,870	8,353,688
Holly Energy Partners, L.P.	17,615	738,949
Kinder Morgan Management, LLC#	1,744,866	83,020,724
Magellan Midstream Partners, L.P.	446,644	14,739,252
Pacific Energy Partners, L.P.	32,700	1,071,906
Sunoco Logistics Partners, L.P.	848,860	32,986,700
TEPPCO Partners, L.P.	278,063	11,500,686
Valero, L.P.	230,337	13,366,456
		171,877,911

Natural Gas/Natural Gas Liquid Pipelines - 18.57% +
Enterprise GP Holdings, L.P.	38,000	1,212,200
Enterprise Products Partners, L.P. ^	2,974,796	67,527,869
Northern Border Partners, L.P.	43,700	2,091,045
		70,831,114

Natural Gas Gathering/Processing - 10.46% +
Copano Energy, LLC ^	117,639	4,552,629
Copano Energy, LLC - Class B ^	414,062	15,614,278
Crosstex Energy, L.P.	4,100	172,692
Crosstex Energy, L.P. ^	288,614	10,950,015
Energy Transfer Partners, L.P.	210,450	7,784,546
Williams Partners, L.P.	32,335	840,063
		39,914,223

Propane Distribution - 0.25% +
Inergy Holdings, L.P.	30,751	952,051

Total Master Limited Partnerships (Cost $273,667,374)		283,575,299

Short Term Investments - 27.66% +	Principal
	Amount
U.S. Treasury Bills - 18.60% +
U.S. Treasury Bill, 2.935%, 09/08/2005*	$ 71,000,000	70,959,274

Discount Note - 1.84% +
Federal Home Loan Bank, 2.65%, 09/01/2005*	$ 7,000,000	7,000,000

Investment Companies - 7.22% +	Shares
First American Prime Obligations Money Market Fund - Class Z	13,780,281	13,780,281
First American Treasury Obligations Money Market Fund - Class Z	13,780,281	13,780,281
		27,560,562

Total Short Term Investments (Cost $105,519,836)		105,519,836

Total Investments - 101.99% + (Cost $379,187,210)		389,095,135

Liabilities in Excess of Other Assets - (1.99%) +		(7,604,684)

Total Net Assets Applicable to Common Stockholders - 100.00% +		$ 381,490,45

Footnotes and Abbreviations
+ Calculated as a percentage of net assets applicable to common stockholders.
^ Fair valued securities represent a total market value of $98,644,791 which represents 25.86%
of net assets.These securities are deemed to be restricted, see note 6 for further disclosure.
#Security distributions are paid in kind.
*Percentage shown represents yield to maturity at date of purchase.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Capital Corporation

By (Signature and Title) _/s/ David J. Schulte
David J. Schulte, President

Date October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ David J. Schulte
David J. Schulte, President

Date October 27, 2005

By (Signature and Title)* _/s/ Terry C. Matlack
Terry C. Matlack, Treasurer

Date October 27, 2005

* Print the name and title of each signing officer under his or her signature.